INVENTORIES - Summary of Write Downs Reversals of Inventories (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Net inventory losses	$ 2,125.9	$ 888.7	$ 3,494.6